Schedule of social security proceedings assessed by Management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	R$ 66,058	R$ 66,662	R$ 50,288
Legal proceedings contingent liability [member] | Labour [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	5,098	2,318	3,570
Legal proceedings contingent liability [member] | Civil [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	56,501	59,969	39,135
Legal proceedings contingent liability [member] | Taxes And Social Security [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,459	R$ 4,375	R$ 7,583